Document and Entity Information	May 04, 2021
Cover [Abstract]
Entity Registrant Name	CERUS CORP
Amendment Flag	false
Entity Central Index Key	0001020214
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-21937
Entity Tax Identification Number	68-0262011
Entity Address, Address Line One	1220 Concord Ave
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Concord
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94520
City Area Code	(925)
Local Phone Number	288-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CERS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false